Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
Schedule of Intangible Assets
		IP & Data		Internally
	Licenses	rights	Patents	generated	Total
At cost
As of January 1, 2022	5,376,201	193,989	473,154	9,801,462	15,844,806
Exchange differences	-	-	-	-	-
Additions	-	-	275,281	1,700,503	1,975,784
As of December 31, 2022	5,376,201	193,989	748,435	11,501,965	17,820,590
Exchange differences	-	-	-	168	168
Additions	-	-	-	-	-
As of December 31, 2023	5,376,201	193,989	748,435	11,502,133	17,820,758

Accumulated amortization and impairment losses
As of January 1, 2022	(1,482,520)	(47,409)	-	-	(1,529,929)
Impairment		(146,580)	(748,435)	(11,502,133)	(12,397,148)
As of December 31, 2022	(1,482,520)	(193,989)	(748,435)	(11,502,133)	(13,927,077)
Impairment	-	-	-	-	-
As of December 31, 2023	(1,482,520)	(193,989)	(748,435)	(11,502,133)	(13,927,077)

Net book value
As of December 31, 2022	3,893,681	-	-	-	3,893,681
As of December 31, 2023	3,893,681	-	-	-	3,893,681